Note 3 - Income Taxes, Deferred Tax Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 26,884	$ 24,310
Stock-based compensation	3,136	2,898
Nondeductible reserves	224	248
Depreciation and amortization	208	143
Capital loss carryforwards	7	7
Other	366	352
Gross deferred tax asset	30,825	27,958
Valuation allowance	$ (30,825)	$ (27,958)